CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 129	$ 122	$ (384)	$ 145
Other comprehensive income (loss), net of tax
Unrealized income (loss) on cash flow hedges	(31)	67	(19)	28
Changes in retirement plans’ funded status	13	(63)	26	(25)
Foreign currency translation	153	18	170	13
Share of other comprehensive income (loss) of entities using the equity method	(6)	3	7	(25)
Other comprehensive income (loss), net of tax	129	25	184	(9)
Comprehensive income (loss)	258	147	(200)	136
Less: Comprehensive income (loss) attributable to noncontrolling interests	3	(2)	5	(1)
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ 255	$ 149	$ (205)	$ 137